Supplement to the
Fidelity® Select Portfolios®
Telecommunications Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2025
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Abernethy (Co-Portfolio Manager) has managed the fund since 2020.
Effective February 28, 2026, Ms. Abernethy will no longer serve as Co-Portfolio Manager of the fund and Mr. Boyajian will assume sole portfolio manager responsibilities.
Alex Boyajian (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nicole Abernethy is Co-Portfolio Manager of Telecommunications Portfolio, which she has managed since 2020. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Abernethy has worked as a research analyst and portfolio manager.
Effective February 28, 2026, Ms. Abernethy will no longer serve as Co-Portfolio Manager of Telecommunications Portfolio and Mr. Boyajian will assume sole portfolio manager responsibilities.
Alex Boyajian is Co-Portfolio Manager of Telecommunications Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2018, Mr. Boyajian has worked as a research analyst and portfolio manager.
ATLC-PSTK-0825-136 1.845214.136	August 21, 2025
Supplement to the
Fidelity® Select Portfolios®
Telecommunications Services Sector
April 29, 2025
Prospectus

The following information replaces similar information for Telecommunications Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Abernethy (Co-Portfolio Manager) has managed the fund since 2020.
Effective February 28, 2026, Ms. Abernethy will no longer serve as Co-Portfolio Manager of the fund and Mr. Boyajian will assume sole portfolio manager responsibilities.
Alex Boyajian (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces similar information for Wireless Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Abernethy (Co-Portfolio Manager) has managed the fund since 2024.
Effective February 28, 2026, Ms. Abernethy will no longer serve as Co-Portfolio Manager of the fund and Mr. Boyajian will assume sole portfolio manager responsibilities.
Alex Boyajian (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nicole Abernethy is Co-Portfolio Manager of both Telecommunications Portfolio and Wireless Portfolio, which she has managed since 2020 and 2024, respectively. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Abernethy has worked as a research analyst and portfolio manager.
Effective February 28, 2026, Ms. Abernethy will no longer serve as Co-Portfolio Manager of Telecommunications Portfolio and Wireless Portfolio and Mr. Boyajian will assume sole portfolio manager responsibilities.
Alex Boyajian is Co-Portfolio Manager of both Telecommunications Portfolio and Wireless Portfolio, each of which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2018, Mr. Boyajian has worked as a research analyst and portfolio manager.
SELTS-PSTK-0825-123 1.918618.123	August 21, 2025
Supplement to the
Fidelity® Telecom and Utilities Fund
April 1, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Alex Boyajian (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that Ms. Abernethy will transition off the fund on or about February 28, 2026.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Alex Boyajian is Co-Portfolio Manager of Fidelity® Telecom and Utilities Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2018, Mr. Boyajian has worked as a research analyst and portfolio manager.
It is expected that Ms. Abernethy will transition off Fidelity® Telecom and Utilities Fund on or about February 28, 2026.
UIF-PSTK-0825-122 1.733971.122	August 21, 2025